NATURE OF OPERATIONS AND SUMMARY OF MATERIAL ACCOUNTING POLICIES - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($) segment	Mar. 31, 2023 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Number of operating segments | segment	2
Unrecognised share of profit of joint ventures	$ 2.0	$ (0.1)
Cumulative unrecognised share of losses of joint ventures	10.3	12.3
Cumulative unrecognised share of comprehensive losses of joint ventures	$ 9.3	$ 11.4
Simulators
Disclosure of detailed information about intangible assets [line items]
Average remaining depreciation period (in years)	11 years 2 months 12 days	11 years 7 months 6 days
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Expected warranty claims period	1 year
Bottom of range | Government royalties
Disclosure of detailed information about intangible assets [line items]
Discount rate for government royalty payments (in percent)	7.50%
Top of range
Disclosure of detailed information about intangible assets [line items]
Expected warranty claims period	3 years
Top of range | Government royalties
Disclosure of detailed information about intangible assets [line items]
Discount rate for government royalty payments (in percent)	8.50%
Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Average remaining amortization period (in years)	6 years 9 months 18 days	6 years 3 months 18 days